                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment         [  ]; Amendment Number:
                                                        -----------
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

      /s/Kenneth S. Miller          Fairfield, Ohio         August 11, 2006
     ----------------------        -----------------       -----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 28-10753
Cincinnati Casualty Company 13F File No. 28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No. 28-10754
CinFin Capital Management 13F File No. 28-5597



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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                              0
                                                     -----------

Form 13F Information Table Entry Total:                       32
                                                     -----------

Form 13F Information Table Value Total                 2,175,931
                                                     -----------

List of Other Included Managers:      None





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

                                         COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        SH/PRN      PUT/CALL
                 ISSUER               TITLE OF CLASS      CUSIP       FMV (000)   SHARES/PRINCIPAL

AGL RESOURCES                         COMMON             001204106         6,377           167,300   SH
ARCHSTONE-SMITH TRUST                 COMMON             039583109         3,841            75,500   SH
BB & T CORP                           COMMON             054937107         9,358           225,000   SH
CHEVRON CORPORATION                   COMMON             166764100        20,604           332,000   SH
CONOCOPHILLIPS                        COMMON             20825C104         6,553           100,000   SH
DUKE ENERGY CORP                      COMMON             26441C105         4,582           156,000   SH
EXXON MOBIL CORPORATION               COMMON             30231G102        99,023         1,614,066   SH
FIFTH THIRD BANCORP                   COMMON             316773100     1,004,434        27,183,604   SH
FIRST FINANCIAL BANCORP               COMMON             320209109        36,763         2,465,644   SH
FIRST MERIT CORPORATION               COMMON             337915102       109,935         5,250,000   SH
FORTUNE BRANDS INC                    COMMON             349631101        46,355           652,792   SH
GENERAL ELECTRIC CO.                  COMMON             369604103        16,480           500,000   SH
GENUINE PARTS CO                      COMMON             372460105           296             7,100   SH
HANMI FINANCIAL CORP                  COMMON             410495105           739            37,994   SH
HUNTINGTON BANCSHARES INC             COMMON             446150104         3,212           136,200   SH
JOHNSON & JOHNSON                     COMMON             478160104        72,923         1,217,000   SH
LINCOLN NATIONAL CORP                 COMMON             534187109         6,624           117,361   SH
LINEAR TECHNOLOGY CORP                COMMON             535678106        12,699           379,200   SH
MEDTRONIC INC                         COMMON             585055106        32,363           689,750   SH
MICROSOFT CORP                        COMMON             594918104        18,291           785,000   SH
NATIONAL CITY CORPORATION             COMMON             635405103        32,571           900,000   SH
PEOPLES COMMUNITY BANCORP             COMMON             71086E107         1,985           100,000   SH
PFIZER INC                            COMMON             717081103        27,495         1,171,500   SH
PIEDMONT NATURAL GAS                  COMMON             720186105        63,870         2,628,400   SH
PNC FINANCIAL SERVICES GROUP          COMMON             693475105       186,021         2,651,000   SH
PROCTER & GAMBLE CORPORATION          COMMON             742718109        69,886         1,256,940   SH
SKY FINANCIAL GROUP INC               COMMON             83080P103        80,866         3,425,068   SH
SYSCO CORP                            COMMON             871829107        14,302           468,000   SH
U S BANCORP                           COMMON             902973304       100,289         3,247,700   SH
WACHOVIA CORP.                        COMMON             929903102        37,569           694,700   SH
WELLS FARGO & CO                      COMMON             949746101        31,863           475,000   SH
WYETH                                 COMMON             983024100        17,764           400,000   SH

                                                                       2,175,931




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

                                             COLUMN 6        COLUMN 7      COLUMN 8
                 ISSUER                   INVESTMENT DIS     OTH MGRS        SOLE          SHARED          NONE

AGL RESOURCES                             SOLE                               167,300         -              -
ARCHSTONE-SMITH TRUST                     SOLE                                75,500         -              -
BB & T CORP                               SOLE                               225,000         -              -
CHEVRON CORPORATION                       SOLE                               332,000         -              -
CONOCOPHILLIPS                            SOLE                               100,000         -              -
DUKE ENERGY CORP                          SOLE                               156,000         -              -
EXXON MOBIL CORPORATION                   SOLE                             1,614,066         -              -
FIFTH THIRD BANCORP                       SOLE                            27,183,604         -              -
FIRST FINANCIAL BANCORP                   SOLE                             2,465,644         -              -
FIRST MERIT CORPORATION                   SOLE                             5,250,000         -              -
FORTUNE BRANDS INC                        SOLE                               652,792         -              -
GENERAL ELECTRIC CO.                      SOLE                               500,000         -              -
GENUINE PARTS CO                          SOLE                                 7,100         -              -
HANMI FINANCIAL CORP                      SOLE                                37,994         -              -
HUNTINGTON BANCSHARES INC                 SOLE                               136,200         -              -
JOHNSON & JOHNSON                         SOLE                             1,217,000         -              -
LINCOLN NATIONAL CORP                     SOLE                               117,361         -              -
LINEAR TECHNOLOGY CORP                    SOLE                               379,200         -              -
MEDTRONIC INC                             SOLE                               689,750         -              -
MICROSOFT CORP                            SOLE                               785,000         -              -
NATIONAL CITY CORPORATION                 SOLE                               900,000         -              -
PEOPLES COMMUNITY BANCORP                 SOLE                               100,000         -              -
PFIZER INC                                SOLE                             1,171,500         -              -
PIEDMONT NATURAL GAS                      SOLE                             2,628,400         -              -
PNC FINANCIAL SERVICES GROUP              SOLE                             2,651,000         -              -
PROCTER & GAMBLE CORPORATION              SOLE                             1,256,940         -              -
SKY FINANCIAL GROUP INC                   SOLE                             3,425,068         -              -
SYSCO CORP                                SOLE                               468,000         -              -
U S BANCORP                               SOLE                             3,247,700         -              -
WACHOVIA CORP.                            SOLE                               694,700         -              -
WELLS FARGO & CO                          SOLE                               475,000         -              -
WYETH                                     SOLE                               400,000         -              -



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